SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014 Subsequent Event	Jan. 15, 2014 Subsequent Event Covidien	Jan. 15, 2014 Cash Consideration One Subsequent Event Covidien	Jan. 15, 2014 Cash Consideration Two Subsequent Event Covidien
Subsequent Event [Line Items]
Consideration Transferred					$ 231,000,000
Prepayment for Transitional Supply Agreement						4,000,000
Contingent Consideration Arrangements, Maximum Payout							30,000,000
Borrowings under senior credit facility	$ 30,000,000	$ 155,000,000	$ 145,000,000	$ 235,000,000